Statements of Cash Flows (9-month periods unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net Income (Loss)	$ (21)		$ 453		$ 3,352		$ 1,811		$ 2,287
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Policyholder charges on investment type contracts	(14)		(345)		(460)		(501)		(533)
Interest credited to policyholder account balances	6		124		158		164		163
Amortization of bond premium and discount	69		219		249		237		180
Net realized investment gains			(58)		(4,319)		(119)		(245)
Amortization and write off of deferred charges	15				274
Premium deficiency - loss recognition event			742		742
Increase (Decrease) in Accrued investment income	(5)		98		74		(36)		(76)
Increase (Decrease) in Reinsurance recoverable	(22)				(27)
Increase (Decrease) in Premiums receivable			6		11		(16)		4
Increase (Decrease) in Net deferred tax asset	466		1,146		3,501		2,549		670
Increase (Decrease) in Other assets and receivables	(2,548)		12		80		(49)		(6)
Increase (Decrease) in Federal income taxes recoverable	2,208		(1,711)		(1,191)		167		4,908
Increase (Decrease) in Insurance reserves	(452)		(419)		(604)		(924)		(938)
Increase (Decrease) in Unearned premiums	1		26		(14)		(7)		(6)
Increase (Decrease) in Accounts payable and other liabilities	6,912		87		14		(16)		(428)
Net cash provided by (used in) operating activities	6,615		380		1,840		3,260		5,980
Cash flows from investing activities:
Purchases of available for sale investments - Debt Securities			(4,976)		(4,976)		(7,318)		(19,088)
Proceeds form sale or maturity of investments - Debt Securities	1,500		2,239		4,148		5,446		8,533
Proceeds form sale or maturity of investments - Short-term Investments									50
Net payments received on policy loans	(2)		133		145		91		115
Net cash provided by (used in) investing activities	1,498		(2,604)		(683)		(1,781)		(10,390)
Cash flows from financing activities:
Policyholder account deposits	28,953		274		361		402		455
Policyholder account withdrawals	(105)		(153)		(158)		(296)		(245)
Return of Capital		[1]		[1]	(296)	[1]		[1]		[1]
Change in Assets on deposit	(28,919)
Change in bank overdrafts	(13)		9		9		9		1
Net cash provided by financing activities	(84)		130		(84)		115		211
Change in cash and cash equivalents	8,029		(2,094)		1,073		1,594		(4,199)
Cash and cash equivalents at beginning of period	4,926		3,853		3,853		2,259		6,458
Cash and cash equivalents at end of period	12,955		1,759		4,926		3,853		2,259
Supplemental disclosure of cash information:
Cash paid (received) during the period for income taxes	$ (2,584)		$ 716		$ 629		$ 1,795		$ 4,504

[1]	See Note on Non-cash Disclosure